Financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Schedule of Outstanding Interest Rate Derivatives
As of December 31, 2021, the Company had the following outstanding interest rate derivatives:

Fixed per annum rate swapped for LIBOR	Notional amount as of December 31, 2021	Maximum notional amount(1)	Effective date	Ending date
5.4200%	$269.6	$269.6	September 6, 2007	May 31, 2024
1.6490%	160.0	160.0	September 27, 2019	May 14, 2024
0.7270%	125.0	125.0	March 26, 2020	March 26, 2025
1.6850%	110.0	110.0	November 14, 2019	May 15, 2024
0.6300%	92.0	92.0	January 21, 2021	October 14, 2026
0.6600%	92.0	92.0	February 4, 2021	October 14, 2026
1.4900%	26.9	26.9	February 4, 2020	December 30, 2025
(1)Over the term of the interest rate swaps, the notional amounts increase and decrease. These amounts represent the peak notional amount over the remaining term of the swap.

Summary of Financial Instruments Measured at Fair Value
The following provides information about the Company’s financial instruments measured at fair value:

	2021	2020
Contingent consideration asset (note 12 (c))	$55.3	$90.9
Fair value of derivative assets
Interest rate swaps	6.1	—
Fair value of derivative liabilities
Interest rate swaps	28.5	63.0

Schedule of Gains and Losses Reclassified from Accumulated Other Comprehensive Loss into Earnings
The following table provides information about gains and losses included in net earnings and reclassified from accumulated other comprehensive loss (“AOCL”) into earnings:

	2021	2020	2019
(Gain) Loss recognized in net earnings:
(Gain) Loss on interest rate swaps (1)	$(14.0)	$36.4	$58.8
(Gain) on derivative put instrument	(0.1)	(0.9)	(23.7)
Loss (Gain) on contingent consideration asset	5.1	(6.8)	—
Loss reclassified from AOCL to net earnings(2)
Interest expense	0.2	0.3	0.3
Depreciation and amortization	1.0	1.0	0.7
(1)For the years ended December 31, 2021, 2020 and 2019, cash flows related to actual settlement of interest rate swaps were $26,758,000, $21,789,000 and $126,782,000 respectively. These are included in investing activities on the consolidated statements of cash flows.
(2)The effective portion of changes in unrealized loss on interest rate swaps was recorded in accumulated other comprehensive loss until September 30, 2008 when these contracts were voluntarily de-designated as accounting hedges. The amounts in accumulated other comprehensive loss are recognized in earnings when and where the previously hedged interest is recognized in earnings.